Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
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Summary of Significant Accounting Policies
5.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Except for the following, the accounting policies applied in these condensed consolidated financial statements are consistent with those applied in the consolidated financial statements for the year ended December 31, 2020.
Statement of Compliance
The accompanying condensed consolidated financial statements have been prepared in accordance with IAS 34, “Interim Financial Reporting.” The condensed consolidated financial statements do not present all the disclosures required for a complete set of annual consolidated financial statements prepared under the IFRSs.
Basis of Consolidation
The basis
of preparation and the basis
for the condensed consolidated financial statements
The basis of preparation and the basis for the condensed consolidated financial statements applied in these condensed consolidated financial statements are consistent with those applied in the consolidated financial statements for the year ended December 31, 2020.
The subsidiaries in the

condensed consolidated financial statements
The detail information of the subsidiaries at the end of reporting period is as follows:

			Establishment	Percentage of Ownership
Name of Investor	Name of Investee	Main Businesses and Products	and Operating Location	December 31, 2020	June 30, 2021	Note
TSMC	TSMC North America	Sales and marketing of integrated circuits and other semiconductor devices	San Jose, California, U.S.A.	100%	100%	—
	TSMC Europe B.V. (TSMC Europe)	Customer service and supporting activities	Amsterdam, the Netherlands	100%	100%	a)
	TSMC Japan Limited (TSMC Japan)	Customer service and supporting activities	Yokohama, Japan	100%	100%	a)
	TSMC Design Technology Japan, Inc. (TSMC JDC)	Engineering support activities	Yokohama, Japan	100%	100%	a)
	TSMC Japan 3DIC R&D Center, Inc. (TSMC 3DIC)	Engineering support activities	Yokohama, Japan	—	100%	a), b)
	TSMC Korea Limited (TSMC Korea)	Customer service and supporting activities	Seoul, Korea	100%	100%	a)
	TSMC Partners, Ltd. (TSMC Partners)	Investing in companies involved in the semiconductor design and manufacturing, and other investment activities	Tortola, British Virgin Islands	100%	100%	a)
	TSMC Global, Ltd. (TSMC Global)	Investment activities	Tortola, British Virgin Islands	100%	100%	—
	TSMC China Company Limited (TSMC China)	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Shanghai, China	100%	100%	—
	TSMC Nanjing Company Limited (TSMC Nanjing)	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Nanjing, China	100%	100%	—
	VisEra Technologies Company Ltd. (VisEra Tech)	Research, design, development, manufacturing, sales, packaging and test of color filter	Hsin-Chu, Taiwan	87%	73%	c)
	TSMC Arizona Corporation (TSMC Arizona)	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Phoenix, Arizona, U.S.A.	100%	100%	a), d)
	VentureTech Alliance Fund II, L.P . (VTAF II)	Investing in technology start-up companies	Cayman Islands	98%	98%	a)
	VentureTech Alliance Fund III, L.P. (VTAF III)	Investing in technology start-up companies	Cayman Islands	98%	98%	a)
	Emerging Fund L.P. (Emerging Fund)	Investing in technology start-up companies	Cayman Islands	—	99.9%	a), e)
TSMC Partners	TSMC Development, Inc. (TSMC Development)	Investing in companies involved in semiconductor manufacturing	Delaware, U.S.A.	100%	100%	—
	TSMC Technology, Inc. (TSMC Technology)	Engineering support activities	Delaware, U.S.A.	100%	100%	a)
	TSMC Design Technology Canada Inc. (TSMC Canada)	Engineering support activities	Ontario, Canada	100%	100%	a)
TSMC Development	WaferTech, LLC (WaferTech)	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Washington, U.S.A.	100%	100%	—
VTAF III	Growth Fund Limited (Growth Fund)	Investing in technology start-up companies	Cayman Islands	100%	100%	a)

Note a:	This is an immaterial subsidiary for which the condensed consolidated financial statements are neither reviewed nor audited by the Company’s independent auditors.

Note b:	TSMC 3DIC is established in March 2021 .

Note c:
To facilitate VisEra’s IPO in Taiwan, 39.5 million common shares of VisEra at a price of NT$240 were sold by TSMC and an increase of NT$8,406.3 million in capital surplus was recognized.
TSMC’s
shareholding in
VisEra
decreased from
87
% to
73
%. This disposal was accounted for as an equity transaction since the transaction did not change TSMC’s control over
VisEra
.

Note d:
Under the terms of the development agreement entered into between TSMC Arizona and the City of Phoenix, the City of Phoenix commits approximately US$205 million toward various public infrastructure projects in
the area of the proposed manufacturing facility, conditioned on TSMC Arizona’s achieving a minimum project scale with defined spending and job-creation
thresholds.

Note e:	Emerging fund is established in January 2021 .
Retirement Benefits
Pension cost for an interim period is calculated on a
year-to-date
basis by using the actuarially determined pension cost rate at the end of the prior financial year.
Taxation
Income tax expense represents the sum of the tax currently payable and deferred tax. The interim period income tax expense is accrued using the tax rate that would be applicable to expected total annual earnings, that is, the estimated average annual effective income tax rate applied to the pre-tax
income of the interim period.